Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income available to common shareholders	$ 14,656	$ 13,232	$ 12,541	$ 11,702	$ 13,515	$ 10,607	$ 11,983	$ 17,992	$ 52,128	$ 54,097	$ 52,962
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic									623	613	562
Distributed earnings allocated to common shares outstanding									25,710	25,212	23,984
Undistributed earnings allocated to common shares outstanding									25,795	28,272	28,416
Net earnings allocated to common shareholders									$ 51,505	$ 53,484	$ 52,400
Average shares outstanding, basic	14,894,000	14,899,000	14,889,000	14,916,000	15,158,000	15,178,000	15,104,000	15,067,000	14,900,000	15,123,000	15,403,000
Effect of dilutive securities									13,000	48,000	85,000
Average shares outstanding, diluted	14,914,000	14,909,000	14,902,000	14,927,000	15,175,000	15,198,000	15,127,000	15,149,000	14,913,000	15,171,000	15,488,000
Basic earnings per share	$ 0.97	$ 0.88	$ 0.83	$ 0.78	$ 0.88	$ 0.69	$ 0.78	$ 1.18	$ 3.46	$ 3.54	$ 3.40
Diluted earnings per share	$ 0.97	$ 0.88	$ 0.83	$ 0.78	$ 0.88	$ 0.69	$ 0.78	$ 1.17	$ 3.45	$ 3.53	$ 3.38
Options to purchase shares of common stock, anti-dilutive									2,000	13,000	0